Equity Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands									12 Months Ended
	Nov. 03, 2016	Sep. 19, 2016	May 17, 2016	May 13, 2016	Mar. 11, 2016	Jan. 15, 2016	Jan. 04, 2016	Mar. 17, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares granted									28,864	16,983
Number of common Restricted Shares, Vested									5,657
Share based compensation - Civista BOD									$ 323	$ 106
Share based compensation expense									323
Expected future compensation expense									$ 89
Expected future compensation expense, restricted shares vesting period									4 years
Number of restricted shares, forfeited	1,558	916		666					3,140
Restricted Shares Awarded in 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares granted									16,983
Expected future compensation expense									$ 37
Expected future compensation expense, restricted shares vesting period									1 year
Restricted Shares Awarded in 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares granted									16,130
Expected future compensation expense									$ 67
Expected future compensation expense, restricted shares vesting period									2 years
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares granted									12,734
Civista [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation - Civista BOD			$ 130				$ 32
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares vesting service period					3 years				3 years
Restricted common shares granted			12,285				2,730	16,983
Number of common Restricted Shares, Vested								5,657
Restricted Stock [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares granted					16,130
2014 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance											375,000
Number of shares available for grant under stock option plan									317,280
Options granted									0	0
2014 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares vesting service period						5 years
Restricted common shares granted						12,734
Vesting percentage of option grants in each year						20.00%